Summary of Significant Accounting Policies (Policies)	6 Months Ended
Jun. 30, 2025
Summary of Significant Accounting Policies
Basis of presentation

The accompanying unaudited condensed consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) and pursuant to the rules and regulations of the Securities Exchange Commission (“SEC”).

In the opinion of management, all adjustments (consisting only of normal recurring accruals) considered necessary for a fair presentation have been included. Operating results for the six months ended June 30, 2025 and 2024 are not necessarily indicative of the results that may be expected for the full year. The information included in this interim report should be read in conjunction with Management’s Discussion and Analysis of Financial Condition and Results of Operations and the financial statements and notes thereto included in the Group’s annual financial statements for the year ended December 31, 2024 filed with the SEC on May 15, 2025 and amended on September 18, 2025.

Principal of Consolidation

The unaudited condensed consolidated financial statements include the financial statements of Tantech BVI and its subsidiaries (collectively, the “Group”). All significant inter-company balances and transactions are eliminated upon consolidation.

Non-controlling interest	Non-controlling interest represents 15% of the equity interest in Xintong International and its subsidiary Shanghai Senhuixin Technology Co., Ltd.
Use of Estimates

In preparing the unaudited condensed consolidated financial statements in conformity with US GAAP, management makes estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the dates of the unaudited condensed consolidated financial statements, as well as the reported amounts of revenues and expenses during the reporting year. Significant accounting estimates required to be made by management include, but are not limited to provision for credit losses, contingent liabilities, income taxes, inventory valuation, warrants, useful lives of property and equipment, and impairment of long-term investments.

Reclassifications	Certain prior period balances have been reclassified to conform to the current period presentation in the unaudited condensed consolidated financial statements and the accompanying notes.
Discontinued operations

A component of a reporting entity or a group of components of a reporting entity that are disposed or meet the criteria to be classified as held for sale, such as the management, having the authority to approve the action, commits to a plan to sell the disposal group, should be reported in discontinued operations if the disposal represents a strategic shift that has (or will have) a major effect on an entity’s operations and financial results. Classification as a discontinued operation occurs upon disposal or when the operation meets the criteria to be classified as held for sale, if earlier. In the period that a discontinued operation is classified as held for sale, the assets and liabilities of the discontinued operation are presents separately in asset and liability sections, respectively, of the unaudited condensed consolidated balance sheets and prior periods are presented on a comparative basis. In the unaudited condensed consolidated statements of operations and comprehensive (loss)/income, the results from discontinued operations are reported separately from the income and expenses from continuing operations and prior periods are presented on a comparative basis. Cash flows for discontinued operations are presented separately in the unaudited condensed consolidated statements of cash flows. Unless otherwise noted, discussion in the Notes to unaudited condensed consolidated financial statements refers to the Group’s continuing operations.

Fair Value of Financial Instruments

Accounting Standards Codification ("ASC") 825-10 requires certain disclosures regarding the fair value of financial instruments. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. A three-level fair value hierarchy prioritizes the inputs used to measure fair value. The hierarchy requires entities to maximize the use of observable inputs and minimize the use of unobservable inputs. The three levels of inputs used to measure fair value are as follows:

Level 1 - Inputs to the valuation methodology are quoted prices (unadjusted) for identical assets or liabilities in active markets.

Level 2 - Inputs to the valuation methodology include quoted prices for similar assets and liabilities in active markets, quoted market prices for identical or similar assets in markets that are not active, inputs other than quoted prices that are observable, and inputs derived from or corroborated by observable market data.

Level 3 - Inputs to the valuation methodology are unobservable.

Unless otherwise disclosed, the fair value of the Group’s financial instruments including cash and cash equivalents, accounts receivable, financing receivable, advances to suppliers, other receivables, disposition consideration receivable, due from a related party, accounts payable, lease liabilities, tax payable, customer deposits,  due to related parties, loan payable to third parties, acquisition consideration payable and accrued expenses approximates their recorded values due to their short-term maturities.

Assets and liabilities measured or disclosed at fair value on a recurring basis

The following tables represent the fair value hierarchy of the Group’s financial assets and liabilities measured at fair value on a recurring basis as of June 30, 2025 and December 31, 2024:

	As of June 30, 2025
	Fair Value Measurement at the Reporting Date using
	Quoted price in active markets for identical assets Level 1	Significant other observable inputs Level 2	Significant unobservable inputs Level 3	Total
Financial liabilities:
Convertible note (i)	$-	$-	$-	$-
Warrant liabilities (ii)	-	-	417,000	417,000
Total	$-	$-	$417,000	$417,000

	As of December 31, 2024
	Fair Value Measurement at the Reporting Date using
	Quoted price in active markets for identical assets Level 1	Significant other observable inputs Level 2	Significant unobservable inputs Level 3	Total
Financial liabilities:
Convertible note (i)	$-	$-	$198,000	$198,000
Warrant liabilities (ii)	-	-	2,000,000	2,000,000
Total	$-	$-	$2,198,000	$2,198,000
(i)

The Group has elected to recognize the convertible note at fair value and therefore there was no further evaluation of embedded features for bifurcation. The Group engaged a third-party valuation firm to perform the valuation of the convertible note (Note 10). The fair value of the convertible note is calculated using the Scenario-based Discounted Cash Flows with Monte Carlo Simulation Model (the "Monte Carlo Model”). The following is a reconciliation of the beginning and ending balances for convertible note measured at fair value on a recurring basis using significant unobservable inputs (Level 3) for the six months ended June 30, 2025 and for the year ended December 31, 2024:

	For the six months ended June 30,	For the year ended December 31,
	2025	2024
Opening balance	$198,000	$1,727,694
Change in fair value of convertible note	150,000	504,006
Forbearance and other fee	-	610,227
Gain on debt extinguishment	-	(298,213)
Conversion of convertible note	(348,000)	(2,060,000)
Cash repaid	-	(285,714)
Ending balance	$-	$198,000

(ii)

The freestanding warrants issued in connection with the April 2024 Private Placement were determined to be derivatives that were accounted for as warrant liabilities measured at fair value on a recurring basis (Note 12). The Group engaged a third-party valuation firm to perform the valuation of the warrant liabilities using the Monte Carlo Model with significant unobservable inputs to measure the fair value of the warrant liability (Level 3). The following is a reconciliation of the beginning and ending balances for warrants liabilities measured at fair value for the six months ended June 30, 2025 and for the year ended December 31, 2024:

	For the six months ended June 30,	For the year ended December 31,
	2025	2024
Opening balance	$2,000,000	$-
Warrants issued in connection with the April 2024 Private Placement	401,000	1,358,374
Change in fair value of warrant liabilities	(1,804,000)	3,767,626
Reclassification of warrant liabilities to equity upon exercise of warrants	(180,000)	(3,126,000)
Ending balance	$417,000	$2,000,000

Concentrations of credit risk

Financial instruments which potentially subject the Group to concentrations of credit risk consist principally of cash, cash equivalents and restricted cash, accounts receivable and financing receivable. All of the Group’s cash is maintained with banks within the People’s Republic of China, where there is a RMB500,000 deposit insurance limit for a legal entity’s aggregated balance at each maintained bank. The Group has not experienced any losses in such accounts. A significant portion of the Group’s sales are credit sales which are primarily to customers whose ability to pay is dependent upon the industry economics prevailing in these areas. The Group also engages in factoring business to earn interest income. The Group performs ongoing credit evaluations of its customers to reduce credit risk.

Cash and cash equivalents

For purposes of the statements of cash flows, the Group considers all highly liquid instruments purchased with an original maturity of three months or less and money market accounts to be cash equivalents. All cash balances in bank accounts in the PRC are not insured by the Federal Deposit Insurance Corporation or other U.S. programs. The Group maintains most of its bank accounts in mainland China. Cash balances in bank accounts in mainland China are insured by the People’s Bank of China Financial Stability Department (“FSD”), subject to a RMB500,000 deposit insurance limit for a legal entity’s aggregated balance at each bank. As of June 30, 2025 and December 31, 2024, the Group has approximately $32.3 million and $35.0 million, respectively, of cash in banks, most held in the banks located in the mainland of China.

Accounts receivable, net

The Group follows Accounting Standards Update (“ASU”) No. 2016-13, “Financial Instruments—Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments,” which requires the Group to measure and recognize expected credit losses for financial assets held and not accounted for at fair value through net income. The provision is recorded against accounts receivables balances, with a corresponding charge recorded in the unaudited condensed consolidated statements of operations and comprehensive income. Delinquent account balances are written-off against the allowance for credit losses after management has determined that the likelihood of collection is not probable.

Financing receivables, net

Financing receivables represent receivables arising from the Group’s factoring business. Financing receivables are measured at amortized cost and reported on the unaudited condensed consolidated balance sheets based on the outstanding principal adjusted for any write-off and the allowance. Amortized cost of financing receivables is equal to the unpaid principal balance plus interest receivable. The Group recognizes financial interest income over the terms of the financing receivables using the effective interest rate method.

In accordance with ASC 326, the Group aggregates financing receivables sharing similar risk characteristics into a single pool for purposes of measuring expected credit losses, and the Group records an allowance for credit losses on financing receivables including accrued interest on a combined basis. The provision of credit losses for financing receivables is based upon the current expected credit losses (“CECL”) model, and the Group utilizes the discounted cash flow (“DCF”) method to determine the expected credit losses for the financing receivables by comparing the amortized cost of the financing receivables with the present value of the projected cashflow for the underlying collaterals. In assessing the CECL, the Group considers both quantitative and qualitative information that is reasonable and supportable, including the value of collaterals, terms of the financing receivables, historical credit loss experience, and industry recovery rates for financing receivables with similar risk characteristics, as well as other conditions that may be beyond the Group’s control. Financing receivables that are deemed uncollectible when all collection efforts have been exhausted are written off against the allowance for credit losses. Given that substantially all of the Group’s financing receivables are collateralized by pledged receivables with large state-owned entities and well-established companies, the financing receivables are not written off unless the net realizable value of the underlying collateral is less than the carrying amount.

Inventory, net

The Group values its inventory at the lower of cost or net realizable value. Cost is computed using the weighted average cost method. The Group reviews its inventory periodically to determine if any markdown is necessary for potential obsolescence or if a write-down is necessary if the carrying value exceeds net realizable value.

Advances to suppliers, net

In order to ensure a steady supply of raw materials, the Group is required from time to time to make cash advances when placing its purchase orders. The Group reviews its advances to suppliers on a periodic basis and makes general and specific allowances when there is doubt as to the ability of a supplier to refund an advance or provide supplies to the Group.

Long-term investments primarily consist of equity investments in privately held entities accounted for using the measurement alternative and equity investments accounted for using the equity method.

Equity investments without readily determinable fair values

For equity investments for which the Group does not have significant influence over the investee or the underlying shares the Group invested in are not considered in-substance common stock and have no readily determinable fair value, the Group records its share of measurement alternative investments at cost, less impairment, plus or less subsequent adjustments for observable price changes in orderly transactions for identical or similar investments of the same issuer, and record dividends received from the net accumulated earnings of the investee as investment income. Dividends received in excess of earnings are considered a return of investment and are recorded as reductions in the cost of the investments.

Equity investments accounted for using the equity method

The Group accounts for its equity investments over which it has significant influence but does not own a majority equity interest or otherwise control using the equity method. The Group adjusts the carrying amount of the investment and recognizes investment income or loss for its share of the earnings or loss of the investee after the date of investment.

Long-term investments are evaluated for impairment when facts or circumstances indicate that the fair value of the investment is less than its carrying value. An impairment is recognized when a decline in fair value is determined to be other-than-temporary. The Group reviews several factors to determine whether a loss is other-than-temporary. These factors include, but are not limited to, the: (i) nature of the investment; (ii) cause and duration of the impairment; (iii) extent to which fair value is less than cost; (iv) financial condition and near term prospects of the investments; and (v) ability to hold the security for a period of time sufficient to allow for any anticipated recovery in fair value.

Impairment of long-lived assets

The Group evaluates its long-lived assets for impairment whenever events or changes in circumstances, such as a significant adverse change to market conditions that will impact the future use of the assets, indicate that the carrying amount of an asset may not be fully recoverable. When these events occur, the Group evaluates the recoverability of long-lived assets by comparing the carrying amount of the assets to the future undiscounted cash flows expected to result from the use of the assets and their eventual disposition. If the sum of the expected undiscounted cash flows is less than the carrying amount of the assets, the Group recognizes an impairment loss based on the excess of the carrying amount of the assets over their fair value. Fair value is generally determined by discounting the cash flows expected to be generated by the assets, when the market prices are not readily available.

Loans payable to third parties	Loan payable to third parties represent amounts the Group borrowed from third parties to obtain working capital.
Revenue Recognition

Revenue is recognized when control of promised goods or services is transferred to the Group’s customers and the collectability of an amount that the Group expects in exchange for those goods or services is probable. The Group’s revenues from continuing operations are primarily derived from selling of products

The Group recognizes sales revenues, net of sales taxes and estimated sales returns, at the time the product is picked up by the customer or delivered to the customer and control is transferred (point of sale).

Revenue is reported net of all value-added taxes. The Group does not routinely permit customers to return products and historically, customer returns have been immaterial.

The Group provides standard rebates to certain long-term cooperative customers who can reach the minimum threshold to be eligible for the rebate. The Group determined that the sales rebate is stated clearly as the Group’s policy and the consideration can be reasonably estimated based on the stated terms. The rebate payment is not considered to be a distinct good or service received from the customer; therefore, it is recorded as a reduction of the related revenue.

Cost of revenues

Cost of revenues includes cost of raw materials purchased, inbound freight cost, cost of direct labor, depreciation expense and other overhead. Write-down of inventory for lower of cost or net realizable value adjustments is also recorded in cost of revenues.

Shipping and handling	Shipping and handling costs are expensed as incurred and included in selling expenses.
Foreign currency translation

The assets and liabilities of foreign subsidiaries that use the local currency as their functional currency are translated to U.S. dollars based on the current exchange rate prevailing at each balance sheet date and any resulting translation adjustments are included in accumulated other comprehensive loss. The assets and liabilities of foreign subsidiaries whose local currency is not their functional currency are remeasured from their local currency to their functional currency and then translated to U.S. dollars. Revenues and expenses are translated into U.S. dollars using the average exchange rates prevailing for each period presented. The USD effects that arise from changing translation rates are recorded in foreign currency translation adjustments on the unaudited condensed consolidated statements of operations and comprehensive income (loss).

The following table outlines the currency exchange rates that were used in creating the unaudited condensed consolidated financial statements in this report:

	June 30, 2025		June 30, 2024		December 31, 2024
US$:RMB exchange rate	Period End	$7.1636	Period End	$7.2672	Period End	$7.2993
	Average	$7.2526	Average	$7.2150	Average	$7.1957

Income Taxes

The Group’s subsidiaries in China are subject to the income tax laws of the PRC. No taxable income was generated outside the PRC as of June 30, 2025. The Group accounts for income taxes in accordance with ASC 740, “Income Taxes”. ASC 740 requires an asset and liability approach for financial accounting and reporting for income taxes and allows recognition and measurement of deferred tax assets based upon the likelihood of realization of tax benefits in future years. Under the asset and liability approach, deferred taxes are provided for the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. A valuation allowance is provided for deferred tax assets if it is more likely than not these items will either expire before the Group is able to realize their benefits, or future deductibility is uncertain.

ASC 740‑10‑25 prescribes a more-likely-than-not threshold for financial statement recognition and measurement of a tax position taken (or expected to be taken) in a tax return. It also provides guidance on the recognition of income tax assets and liabilities, classification of current and deferred income tax assets and liabilities, accounting for interest and penalties associated with tax positions, years open for tax examination, accounting for income taxes in interim periods and income tax disclosures. The statute of limitation on the PRC tax authority’s audit or examination of previously filed tax returns expires three years from the date they were filed. There were no material uncertain tax positions as of June 30, 2025 and December 31, 2024.

Warrants

The Group accounts for warrants as either equity-classified or liability-classified instruments based on an assessment of each warrant’s specific terms and applicable authoritative guidance in ASC 480, “Distinguishing Liabilities from Equity” and ASC 815, “Derivatives and Hedging”. The assessment considers whether the warrants are freestanding financial instruments pursuant to ASC 480, whether they meet the definition of a liability pursuant to ASC 480, and whether the warrants meet all of the requirements for equity classification under ASC 815, including whether the warrants are indexed to the Company’s own common stock and whether the warrant holders could potentially require “net cash settlement” in a circumstance outside of the Company’s control, among other conditions for equity classification. This assessment, which requires the use of professional judgment, is conducted at the time of warrant issuance and as of each subsequent annual period end date while the warrants are outstanding.

For issued or modified warrants that meet all of the criteria for equity classification, the warrants are required to be recorded as a component of equity at the time of issuance. For issued or modified warrants that do not meet all the criteria for equity classification, the warrants are required to be recorded as liabilities at their initial fair value on the date of issuance, and each balance sheet date thereafter. Changes in the estimated fair value of the warrants are recognized as a non-cash gain or loss on the statements of operations.

Earnings (loss) per Share ("EPS")

Earnings (loss) per common share is calculated in accordance with ASC 260, “Earnings per Share”. Basic earnings (loss) per common share is computed by dividing the net income (loss) attributable to shareholders of the Company by the weighted average number of common shares outstanding during the year. Diluted earnings (loss) per share is computed using the weighted average number of common shares and potential common shares outstanding during the period. Potential common shares include common shares issuable upon the exercise of outstanding share options by using the treasury stock method and common shares issuable upon the conversion of convertible instruments using the if-converted method. Potential common shares are not included in the denominator of the diluted net (loss)/earnings per share calculation when inclusion of such shares would be anti-dilutive.

Risks and uncertainties

Financial instruments that potentially subject the Group to significant concentrations of credit risk consist primarily of cash and restricted cash. As of June 30, 2025 and December 31, 2024, approximately $32.3 million and $35.0 million were deposited with financial institutions located in the PRC, respectively, where there is a RMB500,000 deposit insurance limit for a legal entity’s aggregated balance at each bank. As a result, the amounts not covered by deposit insurance were approximately $32.2 million and $34.9 million as of June 30, 2025 and December 31, 2024, respectively. The Group has not experienced any losses on such accounts. A significant portion of the Group’s sales are credit sales which are primarily to customers whose ability to pay is dependent upon the industry economics prevailing in these areas. The Group also engages in factoring business to earn interest income. The Group performs ongoing credit evaluations of its customers to reduce credit risk.

The majority operations of the Group are located in the PRC. Accordingly, the Group’s business, financial condition, and results of operations may be influenced by the political, economic, and legal environments in the PRC in addition to the general state of the PRC economy. The Group’s operating results may be adversely affected by changes in the political and social conditions in the PRC and by changes in governmental policies with respect to laws and regulations, anti-inflationary measures, currency conversion and remittance abroad, and rates and methods of taxation, among other things.

The majority of the Group’s sales, purchases and expense transactions are denominated in RMB, and majority of the Group’s assets and liabilities are also denominated in RMB. The RMB is not freely convertible into foreign currencies under the current law. In China, foreign exchange transactions are required by law to be transacted only by authorized financial institutions at exchange rates set by the People’s Bank of China, the central bank of China. Remittances in currencies other than RMB may require certain supporting documentation in order to affect the remittance.

The Group does not carry any business interruption insurance, products liability insurance or any other insurance policy except for a limited property insurance policy. As a result, the Group may incur uninsured losses, increasing the possibility that investors would lose their entire investment in the Group.

The Group had certain customers whose revenue individually represented 10% or more of the Group’s total revenue or whose accounts receivable balances individually represented 10% or more of the Group’s total accounts receivable, as follows:

For the six months ended June 30, 2025, three major customers accounted for approximately 27%, 26%, and 25% of the Group’s total sales, respectively. For the six months ended June 30, 2024, three major customers accounted for approximately 28%, 27%, and 13% of the Group’s total sales, respectively.

As of June 30, 2025, three customers accounted for approximately 29%, 29% and 28% of the Group’s accounts receivable balance, respectively. As of December 31, 2024, three customers accounted for approximately 34%, 28% and 20% of the Group’s accounts receivable balance, respectively.

The Group also had certain major suppliers whose purchases individually represented 10% or more of the Group’s total purchases. For the six months ended June 30, 2025, three major suppliers accounted for approximately 32%, 20% and 16% of the Group’s total purchases, respectively. For the six months ended June 30, 2024, two major suppliers accounted for approximately 40% and 10% of the Group’s total purchases, respectively.

Recent accounting pronouncements

The Group considers the applicability and impact of all accounting standards updates (“ASUs”). Management periodically reviews new accounting standards that are issued.

In December 2023, the Financial Accounting Standards Board (“FASB”) issued ASU No. 2023-09, “Income Tax (Topic 740): Improvements to Income Tax Disclosures” (“ASU 2023-09”). The ASU requires disaggregated information about a reporting entity’s effective tax rate reconciliation as well as additional information on income taxes paid. The ASU is effective on a prospective basis for annual periods beginning after December 15, 2025. Early adoption is also permitted for annual financial statements that have not yet been issued or made available for issuance. Once adopted, this ASU will result in additional disclosures. The Group is currently assessing the potential impact of the rule on our disclosures.

In November 2023, the FASB issued ASU No. 2023-07, “Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures” (“ASU 2023-07”). This ASU updates reportable segment disclosure requirements by requiring disclosures of significant reportable segment expenses that are regularly provided to the Chief Operating Decision Maker (“CODM”) and included within each reported measure of a segment’s profit or loss. This ASU also requires disclosure of the title and position of the individual identified as the CODM and an explanation of how the CODM uses the reported measures of a segment’s profit or loss in assessing segment performance and deciding how to allocate resources. The ASU is effective for annual periods beginning after December 15, 2024 and interim periods within fiscal years beginning after December 15, 2024. The adoption of this guidance did not have a material impact on the Group’s unaudited condensed consolidated financial statements.

In March 2024, the FASB issued ASU No. 2024-01, “Compensation—Stock Compensation (Topic 718): Scope Application of Profits Interest and Similar Awards” (“ASU 2024-01”), which intends to improve clarity and operability without changing the existing guidance. ASU 2024-01 provides an illustrative example intended to demonstrate how entities that account for profits interest and similar awards would determine whether a profits interest award should be accounted for in accordance with Topic 718. Entities can apply the guidance either retrospectively to all prior periods presented in the financial statements or prospectively to profits interest and similar awards granted or modified on or after the date of adoption. ASU 2024-01 is effective for annual periods beginning after December 15, 2024, and interim periods within those annual periods. The adoption of this guidance did not have a material impact on the Group’s unaudited condensed consolidated financial statements.

In May 2025, the FASB issued ASU 2025-03, “Business Combinations (Topic 805) and Consolidation (Topic 810): Determining the Accounting Acquirer in the Acquisition of a Variable Interest Entity”. ASU 2025-03 clarifies the guidance to determine the accounting acquirer in a business combination that is effected primarily by exchanging equity interests, when the legal acquiree is a variable interest entity (“VIE”) that meets the definition of a business. ASU 2025-03 requires entities to consider the same factors in ASC 805, Business Combinations, required for determining which entity is the accounting acquirer in other acquisition transactions. ASU 2025-03 is effective for the Company’s annual reporting periods beginning after December 15, 2026, and interim reporting periods within those annual reporting periods, with early adoption permitted. ASU 2025-03 is required to be applied on a prospective basis to any acquisition transaction that occurs after the initial application date. The Group is currently assessing the impact this standard will have on the Company’s unaudited condensed consolidated financial statements.

In May 2025, the FASB issued ASU 2025-04, “Compensation—Stock Compensation (Topic 718) and Revenue from Contracts with Customers (Topic 606)”. ASU 2025-04 revises the definition of the term performance condition for share-based consideration payable to a customer to incorporate conditions that are based on the volume or monetary amount of a customer’s purchases or potential purchases. ASU 2025-04 also eliminates the policy election to account for forfeitures as they occur for awards with service conditions. ASU 2025-04 also clarifies that ASC 606 variable consideration guidance does not apply to share-based payments to customers; instead, vesting probability should be assessed solely under ASC 718, Compensation—Stock Compensation. ASU 2025-04 is effective for the Company’s annual reporting periods beginning after December 15, 2026, and interim reporting periods within those annual reporting periods, with early adoption permitted. ASU 2025-04 may be applied on either a modified retrospective basis or on a retrospective basis. The Group is currently assessing the impact this standard will have on the Company’s unaudited condensed consolidated financial statements.

In July 2025, the FASB issued ASU 2025-05, “Measurement of Credit Losses for Accounts Receivable and Contract Assets”. ASU 2025-05 amends ASC 326, “Financial Instruments—Credit Losses” and introduces a practical expedient available for all entities and an accounting policy election available for all entities, other than public business entities, that elect the practical expedient. These changes apply to the estimation of expected credit losses for current accounts receivable and current contract assets arising from transactions accounted for under ASC 606, Revenue Recognition. Under the practical expedient, entities may assume that current conditions as of the balance sheet date remain unchanged for the remaining life of the asset when developing reasonable and supportable forecasts. This simplifies the estimation process for short-term financial assets. ASU 2025-05 is effective for the Company’s annual reporting periods beginning after December 15, 2025, and interim reporting periods within those annual reporting periods, with early adoption permitted. ASU 2025-05 should be applied on a prospective basis. The Group is currently assessing the impact this standard will have on the Company’s unaudited condensed consolidated financial statements.

Except for the above-mentioned pronouncements, there are no new recent issued accounting standards that will have material impact on the unaudited condensed consolidated financial statements.